Investment Objectives and Goals	Apr. 22, 2026
Tradr 2X Short CRML Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short CRML Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short CRML Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of Critical Metals Corp. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Short LITE Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short LITE Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short LITE Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of Lumentum Holdings, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Short MARA Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short MARA Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short MARA Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of MARA Holdings Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

2X Short ONDS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short ONDS Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short ONDS Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of Ondas Holdings Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Short RDW Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short RDW Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short RDW Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of Redwire Corp. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Short SNDK Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short SNDK Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short SNDK Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of Sandisk Corp. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Short STX Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short STX Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short STX Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of Seagate Technology Holdings plc. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Short USAR Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short USAR Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short USAR Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of USA Rare Earth, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Short UUUU Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short UUUU Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short UUUU Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of Energy Fuels, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Short WDC Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short WDC Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short WDC Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of Western Digital Corp. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long ADI Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long ADI Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long ADI Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Analog Devices, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long AXTI Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long AXTI Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long AXTI Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of AXT, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long CPNG Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long CPNG Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long CPNG Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Coupang, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long MPWR Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long MPWR Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long MPWR Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Monolithic Power Systems, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long PDYN Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long PDYN Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long PDYN Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Palladyne AI Corp. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long SIDU Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long SIDU Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long SIDU Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Sidus Space, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long STX Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long STX Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long STX Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Seagate Technology Holdings plc. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long TER Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long TER Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long TER Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Teradyne, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long TTMI Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long TTMI Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long TTMI Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of TTM Technologies, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long YSS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long YSS Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long YSS Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of York Space Systems Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.